Marketable Securities (Schedule of Available for Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Nov. 30, 2013	Aug. 31, 2013	Aug. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 17,135	$ 21,642	$ 39,279
Gross Unrealized Gain		2	19
Gross Unrealized Loss	(8)	(14)	(13)
Fair Value	17,127	21,630	39,285
Cash and cash equivalents [Member]
Schedule of Available-for-sale Securities [Line Items]
Commercial paper		1,199
Certificates of Deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	4,804	4,561
Gross Unrealized Gain
Gross Unrealized Loss	(4)	(6)
Fair Value	4,800	4,555
Commercial Paper [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,000	1,000	10,187
Gross Unrealized Gain			2
Gross Unrealized Loss		(1)	(2)
Fair Value	1,000	999	10,187
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	11,331	16,081	29,092
Gross Unrealized Gain		2	17
Gross Unrealized Loss	(4)	(7)	(11)
Fair Value	$ 11,327	$ 16,076	$ 29,098